Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Changes in non-cash working capital items

	Years Ended December 31
	2020	2019
Trade and other receivables	$66,285	$(62,198)
Trade and other payables	(51,499)	(50,660)
	$14,786	$(112,858)
Changes in non-cash working capital related to:
Operating activities	$48,758	$(52,070)
Investing activities	(32,031)	(62,485)
Foreign currency translation on non-cash working capital	(1,941)	1,697
	$14,786	$(112,858)

Employee compensation costs
The following table details the amount of total employee compensation costs included in the operating expense and general and administrative expense.

	Years Ended December 31
	2020	2019
Operating	$9,065	$12,918
General and administrative	22,802	33,728
Total employee compensation costs	$31,867	$46,646